SHARE-BASED COMPENSATION - Summary of Assumptions Used in the Valuation Model (Details) - Options	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Award date one
Assumptions used in the valuation model
Expected dividend yield	0.00%	0.00%
Expected volatility	73.00%	69.00%
Expected term	4 years 11 months 15 days	3 years 2 months 1 day
Risk-free interest rate (per annum)	3.90%	4.46%
Award date two
Assumptions used in the valuation model
Expected dividend yield	0.00%	0.00%
Expected volatility	73.00%	70.00%
Expected term	4 years 9 months 14 days	3 years 9 months 14 days
Risk-free interest rate (per annum)	3.89%	4.73%
Award date three
Assumptions used in the valuation model
Expected dividend yield		0.00%
Expected volatility		70.00%
Expected term		5 years 3 months 14 days
Risk-free interest rate (per annum)		4.65%
Award date four
Assumptions used in the valuation model
Expected dividend yield		0.00%
Expected volatility		70.00%
Expected term		5 years 5 months 15 days
Risk-free interest rate (per annum)		4.65%